Earnings and Loss per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary of Earnings and loss per share

	Three months ended June 30,		Six months ended June 30,
	2025	2024 (as restated)*	2025	2024 (as restated)*
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Numerator:
Net loss	(70,348)	(17,992)	(110,204)	(20,233)
Adjustments of loss	—	—	—	—
Net loss available to common shareholders	(70,348)	(17,992)	(110,204)	(20,233)

Denominator:
Weighted average shares outstanding - basic	121,552,940	103,071,657	121,551,570	100,917,905
Effect of potentially dilutive warrants / shares option	—	—	—	—
Weighted average shares outstanding - diluted	121,552,940	103,071,657	121,551,570	100,917,905

Loss per share - basic	(0.58)	(0.17)	(0.91)	(0.20)
Loss per share - diluted	(0.58)	(0.17)	(0.91)	(0.20)

*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities